Loans and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2015
Loans and Leases Receivable Disclosure [Abstract]
Schedule of Loans by Segment
The total of our loans by segment at December 31, 2015 and 2014 are as follows.

(in thousands)	2015	2014
Commercial and Industrial	$233,319	$219,029
Construction	141,208	136,955
Real estate - commercial mortgage	655,895	639,163
Real estate - residential mortgage	349,758	354,017
Installment	161,918	74,821
Deferred loan fees and related costs	(596)	(1,050)
Total loans	$1,541,502	$1,422,935

Schedule of Allowance for Loan Losses
A rollforward of the activity within the allowance for loan losses by loan type and recorded investment in loans for the years ended December 31, 2015, 2014, and 2013 is as follows.

	2015
			Real Estate
	Commercial		Commercial	Residential		Unallocated
(in thousands)	and Industrial	Construction	Mortgage	Mortgage	Installment	Qualitative	Total
Allowance for loan losses:
Beginning balance	$4,605	$4,342	$6,854	$7,142	$979	$3,128	$27,050
Charge-offs	(4,121)	(2,046)	(557)	(924)	(271)		(7,919)
Recoveries	1,052	1,032	738	580	51		3,453
Provision	2,040	11	(733)	703	80	(1,501)	600
Ending balance	$3,576	$3,339	$6,302	$7,501	$839	$1,627	$23,184
Ending balance: attributable to
loans individually evaluated
for impairment	$318	$951	$1,916	$2,174	$88		$5,447
Recorded investment: loans
individually evaluated for
impairment	$4,204	$21,092	$27,948	$12,532	$98
Ending balance: attributable to
loans collectively evaluated
for impairment	$3,258	$2,388	$4,386	$5,327	$751	$1,627	$17,737
Recorded investment: loans
collectively evaluated for
impairment	$229,115	$120,116	$627,947	$337,226	$161,820

	2014
			Real Estate
	Commercial		Commercial	Residential		Unallocated
(in thousands)	and Industrial	Construction	Mortgage	Mortgage	Installment	Qualitative	Total
Allowance for loan losses:
Beginning balance	$2,404	$9,807	$10,135	$7,914	$521	$4,250	$35,031
Charge-offs	(1,713)	(7,270)	(4,038)	(4,000)	(724)		(17,745)
Recoveries	3,427	2,765	1,465	1,701	188		9,546
Provision	487	(960)	(708)	1,527	994	(1,122)	218
Ending balance	$4,605	$4,342	$6,854	$7,142	$979	$3,128	$27,050
Ending balance: attributable to
loans individually evaluated
for impairment	$412	$887	$479	$1,717	$47		$3,542
Recorded investment: loans
individually evaluated for
impairment	$1,647	$10,652	$21,669	$14,776	$115
Ending balance: attributable to
loans collectively evaluated
for impairment	$4,193	$3,455	$6,375	$5,425	$932	$3,128	$23,508
Recorded investment: loans
collectively evaluated for
impairment	$217,382	$126,303	$617,494	$339,241	$74,706

	2013
			Real Estate
	Commercial		Commercial	Residential		Unallocated
(in thousands)	and Industrial	Construction	Mortgage	Mortgage	Installment	Qualitative	Total
Allowance for loan losses:
Beginning balance	$6,253	$15,728	$9,862	$9,953	$887	$5,699	$48,382
Charge-offs	(6,187)	(5,140)	(2,878)	(6,979)	(355)		(21,539)
Recoveries	1,603	2,200	995	2,245	145		7,188
Provision	735	(2,981)	2,156	2,695	(156)	(1,449)	1,000
Ending balance	$2,404	$9,807	$10,135	$7,914	$521	$4,250	$35,031
Ending balance: attributable to
loans individually evaluated
for impairment	$505	$5,108	$4,080	$3,399	$49		$13,141
Recorded investment: loans
individually evaluated for
impairment	$2,981	$13,743	$29,040	$21,556	$238
Ending balance: attributable to
loans collectively evaluated
for impairment	$1,899	$4,699	$6,055	$4,515	$472	$4,250	$21,890
Recorded investment: loans
collectively evaluated for
impairment	$222,511	$144,730	$561,435	$332,479	$57,385

Schedule of Impaired Loans by Class
The following charts show recorded investment, unpaid balance, and related allowance for December 31, 2015 and 2014 and average investment and interest recognized for impaired loans by major segment and class for each of the years ended December 31, 2015, 2014, and 2013.

	2015
	Recorded	Unpaid	Related	Average	Interest
(in thousands)	Investment	Balance	Allowance	Investment	Recognized
With no related
allowance recorded:
Commercial & Industrial	$3,735	$4,317	$—	$3,841	$8
Construction
1-4 family residential
construction	—	—	—	—	—
Commercial construction	14,913	16,485	—	15,072	—
Real estate
Commercial Mortgage
Owner occupied	10,309	10,607	—	10,647	340
Non-owner occupied	2,879	3,048	—	3,973	63
Residential Mortgage
Secured by 1-4 family
1st lien	4,253	4,649	—	4,861	51
Junior lien	872	1,336	—	1,126	1
Installment	10	31	—	15	—
	$36,971	$40,473	$—	$39,535	$463
With an allowance recorded:
Commercial & Industrial	$469	$469	$318	$510	$—
Construction
1-4 family residential
construction	—	—	—	—	—
Commercial construction	6,179	6,179	951	6,282	194
Real estate
Commercial Mortgage
Owner occupied	9,230	9,230	1,287	9,543	195
Non-owner occupied	5,530	7,030	629	5,710	199
Residential Mortgage
Secured by 1-4 family
1st lien	5,721	5,877	1,445	5,962	153
Junior lien	1,686	1,686	729	1,745	45
Installment	88	88	88	60	—
	$28,903	$30,559	$5,447	$29,812	$786
Total:
Commercial & Industrial	$4,204	$4,786	$318	$4,351	$8
Construction	21,092	22,664	951	21,354	194
Real estate
Commercial mortgage	27,948	29,915	1,916	29,873	797
Residential mortgage	12,532	13,548	2,174	13,694	250
Installment	98	119	88	75	—
Total	$65,874	$71,032	$5,447	$69,347	$1,249

	2014					2013
	Recorded	Unpaid	Related	Average	Interest	Average	Interest
(in thousands)	Investment	Balance	Allowance	Investment	Recognized	Investment	Recognized
With no related
allowance recorded:
Commercial & Industrial	$1,082	$2,245	$—	$1,255	$11	$2,334	$20
Construction
1-4 family residential
construction	—	—	—	—	—	—	—
Commercial construction	4,273	6,765	—	4,853	55	9,301	132
Real estate
Commercial Mortgage
Owner occupied	12,319	12,692	—	12,803	330	14,087	274
Non-owner occupied	3,550	8,130	—	4,850	16	3,152	63
Residential Mortgage
Secured by 1-4 family
1st lien	6,447	7,104	—	7,206	63	8,953	106
Junior lien	1,372	2,729	—	1,602	6	1,824	12
Installment	11	32	—	15	—	62	—
	$29,054	$39,697	$—	$32,584	$481	$39,713	$607
With an allowance recorded:
Commercial & Industrial	$565	$564	$412	$599	$—	$1,689	$—
Construction
1-4 family residential
construction	—	—	—	—	—	—	—
Commercial construction	6,379	6,380	887	7,137	240	7,417	71
Real estate
Commercial Mortgage
Owner occupied	5,313	5,313	379	5,408	188	7,001	239
Non-owner occupied	487	487	100	514	—	5,672	—
Residential Mortgage
Secured by 1-4 family
1st lien	4,970	4,981	1,009	5,022	176	9,872	166
Junior lien	1,987	2,013	708	2,028	20	2,352	22
Installment	104	104	47	104	6	165	6
	$19,805	$19,842	$3,542	$20,812	$630	$34,168	$504
Total:
Commercial & Industrial	$1,647	$2,809	$412	$1,854	$11	$4,023	$20
Construction	10,652	13,145	887	11,990	295	16,718	203
Real estate
Commercial mortgage	21,669	26,622	479	23,575	534	29,912	576
Residential mortgage	14,776	16,827	1,717	15,858	265	23,001	306
Installment	115	136	47	119	6	227	6
Total	$48,859	$59,539	$3,542	$53,396	$1,111	$73,881	$1,111

Schedule of Non-Performing Assets
Non-performing assets as of December 31, 2015 and 2014 were as follows.

(in thousands)	2015	2014
Loans 90 days past due and still accruing interest	$—	$—
Nonaccrual loans, including nonaccrual impaired loans	35,512	21,507
Other real estate owned and repossessed assets	12,409	21,721
Non-performing assets	$47,921	$43,228

Schedule of Non-Accrual and Past Due Loans
A reconciliation of non-performing loans to impaired loans for the years ended December 31, 2015 and 2014 is as follows.

(in thousands)	2015	2014
Loans 90 days past due and still accruing interest	$—	$—
Nonaccrual loans	35,512	21,507
Total non-performing loans	35,512	21,507
TDRs on accrual	28,939	25,028
Impaired loans on accrual	1,423	2,324
Total impaired loans	$65,874	$48,859

Schedule of Rollforward of Non-Accrual Loans
The following table provides a rollforward of nonaccrual loans for the years ended December 31, 2015 and 2014.

			Real Estate
(in thousands)	Commercial & Industrial	Construction	Commercial Mortgage	Residential Mortgage	Installment	Total
Balance at December 31, 2013	$2,794	$10,614	$12,633	$13,679	$134	$39,854
Transfers in	2,194	1,923	6,193	7,408	1,231	18,949
Transfers to OREO	—	(388)	(982)	(4,515)	—	(5,885)
Charge-offs	(1,713)	(7,270)	(4,038)	(4,000)	(724)	(17,745)
Payments	(771)	(756)	(4,631)	(3,296)	(630)	(10,084)
Return to accrual	(451)	(502)	(1,355)	(1,274)	—	(3,582)
Loan type reclassification	(559)	—	370	189	—	—
Balance at December 31, 2014	$1,494	$3,621	$8,190	$8,191	$11	$21,507
Transfers in	7,474	17,005	6,027	4,171	360	35,037
Transfers to OREO	—	(15)	(1,642)	(2,589)	—	(4,246)
Charge-offs	(4,121)	(2,046)	(557)	(924)	(271)	(7,919)
Payments	(746)	(2,360)	(2,021)	(2,125)	(2)	(7,254)
Return to accrual	—	(476)	(672)	(465)	—	(1,613)
Loan type reclassification	—	—	—	—	—	—
Balance at December 31, 2015	$4,101	$15,729	$9,325	$6,259	$98	$35,512

Age Analysis of Past Due Loans
An age analysis of past due loans as of December 31, 2015 and 2014 is as follows.

	2015
							90 Days or
							More Past
	30-59 Days	60-89 Days	90 Days	Total		Total	Due and
(in thousands)	Past Due	Past Due	Past Due	Past Due	Current	Loans	Accruing
Commercial & Industrial	$1,073	$85	$4,101	$5,259	$228,060	$233,319	$—
Construction
1-4 family residential
construction	—	—	—	—	23,364	23,364	—
Commercial construction	208	—	15,729	15,937	101,907	117,844	—
Real estate
Commercial Mortgage
Owner occupied	1,489	—	6,255	7,744	232,043	239,787	—
Non-owner occupied	282	—	3,070	3,352	412,756	416,108	—
Residential Mortgage
Secured by 1-4 family
1st lien	1,455	175	4,704	6,334	217,689	224,023	—
Junior lien	74	240	1,555	1,869	123,866	125,735	—
Installment	6	—	98	104	161,814	161,918	—
Deferred loan fees
and related costs	—	—	—	—	(596)	(596)	—
Total	$4,587	$500	$35,512	$40,599	$1,500,903	$1,541,502	$—

	2014
	30-59 Days Past Due	60-89 Days Past Due	90 Days Past Due	Total Past Due	Current	Total Loans	90 Days or More Past Due and Accruing

(in thousands)
Commercial & Industrial	$648	$—	$1,494	$2,142	$216,887	$219,029	$—
Construction
1-4 family residential
construction	—	—	—	—	17,989	17,989	—
Commercial construction	66	395	3,621	4,082	114,884	118,966	—
Real estate
Commercial Mortgage
Owner occupied	4,567	364	4,417	9,348	241,426	250,774	—
Non-owner occupied	504	63	3,773	4,340	384,049	388,389	—
Residential Mortgage
Secured by 1-4 family
1st lien	1,905	266	5,940	8,111	217,656	225,767	—
Junior lien	264	—	2,251	2,515	125,735	128,250	—
Installment	—	—	11	11	74,810	74,821	—
Deferred loan fees
and related costs	—	—	—	—	(1,050)	(1,050)	—
Total	$7,954	$1,088	$21,507	$30,549	$1,392,386	$1,422,935	$—

Schedule of Credit Quality of Loans
The following tables provide information on December 31, 2015 and 2014 about the credit quality of the loan portfolio using the Company’s internal rating system as an indicator.

	2015
		Special Mention		Nonaccrual Loans
(in thousands)	Pass		Substandard		Total
Commercial & Industrial	$220,225	$7,407	$1,586	$4,101	$233,319
Construction
1-4 family residential
construction	23,364	—	—	—	23,364
Commercial construction	94,855	7,260	—	15,729	117,844
Real estate
Commercial Mortgage
Owner occupied	228,273	3,792	1,467	6,255	239,787
Non-owner occupied	396,970	7,632	8,436	3,070	416,108
Residential Mortgage
Secured by 1-4 family
1st lien	200,992	12,576	5,751	4,704	224,023
Junior lien	116,630	5,762	1,788	1,555	125,735
Installment	160,708	1,055	57	98	161,918
Deferred loan fees
and related costs	(596)	—	—	—	(596)
Total	$1,441,421	$45,484	$19,085	$35,512	$1,541,502

	2014
		Special Mention		Nonaccrual Loans
(in thousands)	Pass		Substandard		Total
Commercial & Industrial	$195,564	$14,455	$7,516	$1,494	$219,029
Construction
1-4 family residential
construction	17,623	366	—	—	17,989
Commercial construction	88,970	9,077	17,298	3,621	118,966
Real estate
Commercial Mortgage
Owner occupied	218,436	22,289	5,632	4,417	250,774
Non-owner occupied	369,745	9,778	5,093	3,773	388,389
Residential Mortgage
Secured by 1-4 family
1st lien	194,104	20,191	5,532	5,940	225,767
Junior lien	118,061	5,686	2,252	2,251	128,250
Installment	73,700	1,002	108	11	74,821
Deferred loan fees
and related costs	(1,050)	—	—	—	(1,050)
Total	$1,275,153	$82,844	$43,431	$21,507	$1,422,935

Loans Classified as TDRs by Management

	2015
(in thousands except number of contracts)	Rate			Structure
	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment

Troubled Debt Restructurings
Commercial & Industrial	—	$—	$—	—	$—	$—
Construction
1-4 family residential construction	—	—	—	—	—	—
Commercial construction	—	—	—	—	—	—
Real estate
Commercial Mortgage
Owner occupied	2	391	391	1	353	353
Non-owner occupied	—	—	—	5	5,719	5,144
Residential Mortgage
Secured by 1-4 family, 1st lien	—	—	—	2	1,499	1,499
Secured by 1-4 family, junior lien	—	—	—	—	—	—
Installment	—	—	—	—	—	—
Total	2	$391	$391	8	$7,571	$6,996

	2014
(in thousands except number of contracts)	Rate			Structure
	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment

Troubled Debt Restructurings
Commercial & Industrial	—	$—	$—	2	$165	$165
Construction
1-4 family residential construction	—	—	—	—	—	—
Commercial construction	—	—	—	1	5,185	5,185
Real estate
Commercial Mortgage
Owner occupied	1	451	451	1	241	241
Non-owner occupied	—	—	—	—	—	—
Residential Mortgage
Secured by 1-4 family, 1st lien	—	—	—	4	311	311
Secured by 1-4 family, junior lien	—	—	—	4	867	867
Installment	—	—	—	—	—	—
Total	1	$451	$451	12	$6,769	$6,769

	2013
(in thousands except number of contracts)	Rate			Structure
	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment

Troubled Debt Restructurings
Commercial & Industrial	2	$223	$180	—	$—	$—
Construction
1-4 family residential construction	—	—	—	—	—	—
Commercial construction	—	—	—	5	6,098	5,855
Real estate
Commercial Mortgage
Owner occupied	—	—	—	4	6,771	6,572
Non-owner occupied	1	2,010	1,992	—	—	—
Residential Mortgage
Secured by 1-4 family, 1st lien	—	—	—	4	2,130	1,813
Secured by 1-4 family, junior lien	—	—	—	5	369	360
Installment	—	—	—	1	4	4
Total	3	$2,233	$2,172	19	$15,372	$14,604
The following table shows the loans classified as TDRs by management at December 31, 2015 and 2014.

(in thousands except number of contracts)	December 31, 2015		December 31, 2014
		Recorded Investment		Recorded Investment
Troubled Debt Restructurings	Number of Contracts		Number of Contracts
Commercial & Industrial	2	$103	2	$153
Construction
1-4 family residential construction	—	—	—	—
Commercial construction	4	5,440	13	8,905
Real estate
Commercial Mortgage
Owner occupied	13	14,388	11	13,619
Non-owner occupied	6	5,339	1	264
Residential Mortgage
Secured by 1-4 family, 1st lien	10	4,396	10	4,156
Secured by 1-4 family, junior lien	5	1,087	7	1,292
Installment	—	—	1	4
Total	40	$30,753	45	$28,393

Schedule of Accruing and Non-Accruing TDRs
The following table shows a rollforward of accruing and nonaccruing TDRs for the year ended December 31, 2015.

(in thousands)	Accruing	Nonaccruing	Total
Balance at December 31, 2014	$25,028	$3,365	$28,393
Charge-offs	—	(158)	(158)
Payments	(2,345)	(2,524)	(4,869)
New TDR designation	7,034	353	7,387
Release TDR designation	—	—	—
Transfer	(778)	778	—
Balance at December 31, 2015	$28,939	$1,814	$30,753